Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Straight-Line Method Over Estimated Useful Lives of Assets	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.
%

Laboratory equipment and clean room	15
Office furniture and equipment	8-15
Computers and peripheral equipment	33